Management of financial risk - Trade receivables and contract assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments
Contract assets.	¥ 274,618	¥ 252,274
Allowance account for credit losses of financial assets	54,795	19,881
Credit risk | Simplified approach
Disclosure of nature and extent of risks arising from financial instruments
Gross carrying amount of trade receivables and contract assets	1,198,260	911,296
Credit risk | Cost
Disclosure of nature and extent of risks arising from financial instruments
Trade receivables	881,147	738,004
Contract assets.	329,413	272,155
Gross carrying amount of trade receivables and contract assets	1,210,560	1,010,159
Credit risk | Cost | Simplified approach
Disclosure of nature and extent of risks arising from financial instruments
Trade receivables	881,147	738,004
Contract assets.	317,113	173,292
Gross carrying amount of trade receivables and contract assets	1,198,260	911,296
Credit risk | Cost | Three-stage approach
Disclosure of nature and extent of risks arising from financial instruments
Contract assets.	12,300	98,863
Gross carrying amount of trade receivables and contract assets	12,300	98,863
Trade receivables | Credit risk | Impairment loss allowance
Disclosure of nature and extent of risks arising from financial instruments
Allowance account for credit losses of financial assets	42,457	27,881
Trade receivables | Credit risk | Impairment loss allowance | Simplified approach
Disclosure of nature and extent of risks arising from financial instruments
Allowance account for credit losses of financial assets	42,457	27,881
Contract assets | Credit risk | Impairment loss allowance
Disclosure of nature and extent of risks arising from financial instruments
Allowance account for credit losses of financial assets	54,795	19,881
Contract assets | Credit risk | Impairment loss allowance | Simplified approach
Disclosure of nature and extent of risks arising from financial instruments
Allowance account for credit losses of financial assets	54,786	18,063
Contract assets | Credit risk | Impairment loss allowance | Three-stage approach
Disclosure of nature and extent of risks arising from financial instruments
Allowance account for credit losses of financial assets	9	1,818
Trade receivable and contract asset | Credit risk
Disclosure of nature and extent of risks arising from financial instruments
Allowance account for credit losses of financial assets	97,243	45,944	¥ 13,128
Trade receivable and contract asset | Credit risk | Impairment loss allowance
Disclosure of nature and extent of risks arising from financial instruments
Allowance account for credit losses of financial assets	97,252	47,762
Trade receivable and contract asset | Credit risk | Impairment loss allowance | Simplified approach
Disclosure of nature and extent of risks arising from financial instruments
Allowance account for credit losses of financial assets	97,243	45,944
Trade receivable and contract asset | Credit risk | Impairment loss allowance | Three-stage approach
Disclosure of nature and extent of risks arising from financial instruments
Allowance account for credit losses of financial assets	¥ 9	¥ 1,818